Investments in affiliates (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Balance Sheet:
Current assets	$ 11,504	$ 10,448
Non-current assets	9,746	9,647
Total assets	21,250	20,095
Total liabilities	(6,449)	(5,632)
Total shareholders' equity	13,884	13,935		¥ 182,869
Operating results:
Operating income	781	(1,701)	$ (440)
Net income	989	769	$ (146)
Blue Sky
Balance Sheet:
Current assets	42,510	44,918
Non-current assets	15,172	15,258
Total assets	57,682	60,176
Total liabilities	(27,376)	(30,889)
Total shareholders' equity	30,306	29,287
Operating results:
Net sales	51,280	43,933
Operating income	1,997	2,214
Net income	$ 2,105	$ 1,946